UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    SPINNER ASSET MANAGEMENT, LLC
Address: 730 Fifth Avenue, Suite 1601
         New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Deluca
Title:  Treasurer
Phone:  650-372-2701

Signature, Place, and Date of Signing:

/s/ Steven Deluca                  New York, NY                   2/14/2013
----------------------------  -----------------------------  -------------------
     [Signature]                   [City, State]                   [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Discovery Capital Management, LLC

                                    Title of             Value     Shares/  SH/   Put/  Investment  Other        Voting Authority
Name of Issuer                      Class     Cusip      (x$1000)  Prn Amt  PRN   Call  Discretion  Managers  Sole     Shared   None
ACME PACKET INC                     COMM      004764106     265     12,000  SH              Sole              12,000
ACXIOM CORP                         COMM      005125109     524     30,000  SH              Sole              30,000
ADTRAN INC                          COMM      00738A106     254     13,000  SH              Sole              13,000
ANCESTRY.COM INC                    COMM      032803108     481     15,000  SH              Sole              15,000
ATMI INC                            COMM      00207R101     376     18,000  SH              Sole              18,000
AVG TECHNOLOGIES                    COMM      N07831105     206     13,000  SH              Sole              13,000
CALIX NETWORKS INC                  COMM      13100M509     231     30,000  SH              Sole              30,000
CHECK POINT SOFTWARE TECH           COMM      M22465104     286      6,000  SH     CALL     Sole               6,000
CORNING INC                         COMM      219350105     379     30,000  SH              Sole              30,000
CRAY INC                            COMM      225223304     510     32,000  SH              Sole              32,000
DICE HOLDINGS INC                   COMM      253017107     413     45,000  SH              Sole              45,000
ELECTRONICS FOR IMAGING             COMM      286082102     760     40,000  SH              Sole              40,000
EMULEX CORP                         COMM      292475209      73     10,000  SH     CALL     Sole              10,000
EXAR CORP                           COMM      300645108     401     45,000  SH              Sole              45,000
GARMIN LTD                          COMM      H2906T109     428     10,500  SH              Sole              10,500
INPHI CORP                          COMM      45772F107     168     17,500  SH              Sole              17,500
INTRALINKS HOLDINGS INC             COMM      46118H104     278     45,000  SH              Sole              45,000
INVENSENSE INC                      COMM      46123D205     111     10,000  SH              Sole              10,000
MINDSPEED TECHNOLOGIES INC          COMM      602682205     585    125,000  SH              Sole             125,000
MIPS TECHNOLOGIES INC               COMM      604567107     624     80,000  SH              Sole              80,000
MONOTYPE IMAGING HOLDINGS IN        COMM      61022P100     320     20,000  SH              Sole              20,000
PLX TECHNOLOGY INC                  COMM      693417107     182     50,000  SH              Sole              50,000
QLOGIC CORP                         COMM      747277101      49      5,000  SH     CALL     Sole               5,000
QLOGIC CORP                         COMM      747277101      49      5,000  SH     CALL     Sole               5,000
RADIOSHACK CORP                     COMM      750438103      85     40,000  SH     CALL     Sole              40,000
SEACHANGE INTERNATIONAL INC         COMM      811699107     338     35,000  SH              Sole              35,000
SUPPORT.COM INC                     COMM      86858W101     177     42,500  SH              Sole              42,500
VOLTERRA SEMICONDUCTOR CORP         COMM      928708106     172     10,000  SH              Sole              10,000
XEROX CORP                          COMM      984121103     205     30,000  SH     CALL     Sole              30,000
Number of Rows: 29                  Number of Other Managers: 1